INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Other receivables (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Current
Taxes	$ 8,131,277	$ 6,048,533
Prepayments to suppliers	4,683,139	1,646,614
Reimbursements over exports	10,548	10,547
Prepaid expenses and other receivables	120,011	1,021
Loans receivables	230,000	230,000
Miscellaneous	271,690	92,406
Other receivables	16,255,750	11,153,705
Non-current
Taxes	171,237	862,771
Reimbursements over exports	1,639,408	1,680,371
Other receivables	1,810,645	2,543,142
Other receivables - Other related parties
Current
Other receivables	1,441	1,547
Shareholders and other other related parties
Current
Prepayments to suppliers	127,726	132,625
Parent company
Current
Other receivables		770,549
Joint ventures and associates
Current
Other receivables	$ 2,679,918	$ 2,219,863